FINANCIAL INSTRUMENTS - Hedge Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on cash flow hedges recognized in profit and loss	$ 201	$ (1,216)
Gain (loss) on cash flow hedges recognized in other comprehensive income	(13)	625
Gain (loss) on cash flow hedges	9,116	(14,142)	$ 9,327
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(1,976)	0
Mutual funds | ARGENTINA
Disclosure of detailed information about hedging instruments [line items]
Assets restricted as collateral	0	218
Share-based Compensation Expense
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(1,841)	(1,203)
Accumulated other comprehensive income
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	53	(46)
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on cash flow hedges recognized in profit and loss	22,793	(6,421)	21,997
Gain (loss) on cash flow hedges	$ 9,311	$ (14,494)	$ 6,604